OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER PAYABLES AND ACCRUED LIABILITIES
Salary, welfare and bonus payable	¥ 457,974		¥ 366,454
Tax payable	116,657		152,598
Consideration payable for share repurchase	113,387
Advance from customers	73,196		58,630
Others	17,832		55,800
Total	¥ 779,046	$ 109,726	¥ 633,482